Submission	Apr. 24, 2026
Submission [Line Items]
Central Index Key	0000014846
Registrant Name	BRT Apartments Corp.
Form Type	S-3
Submission Type	S-3
Fee Exhibit Type	EX-FILING FEES
Combined Prospectus Table N/A	N/A